AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.7%
Asset-Backed Securities — 0.6%
Collateralized Loan Obligations
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.581%(c)	04/15/29	20,000	$ 18,968,274
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.119%(c)	07/20/32	40,000	36,932,760
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	07/20/29	30,000	28,790,742

Total Asset-Backed Securities (cost $89,798,370)			84,691,776
Commercial Mortgage-Backed Securities — 6.4%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	14,615,405
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	14,591,842
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	27,681,002
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,435	3,554,742
Series 2014-GC23, Class A3
3.356%	07/10/47	15,666	16,300,687
Series 2015-GC29, Class A3
2.935%	04/10/48	15,000	15,097,992
Series 2015-GC31, Class A3
3.497%	06/10/48	14,955	15,435,396
Series 2015-GC33, Class A3
3.515%	09/10/58	20,000	20,819,734
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	20,706,782
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	17,346,024
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	34,598,858
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	5,743,337
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	20,803,628
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	17,835,953
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,415,319
Series 2014-CR18, Class A4
3.550%	07/15/47	9,940	10,363,103
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	10,266,468
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	2,049,538
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	$ 15,452,637
Series 2015-CR26, Class A3
3.359%	10/10/48	17,000	17,435,496
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,140,241
Series 2015-LC21, Class A3
3.445%	07/10/48	17,000	17,848,810
Series 2015-PC01, Class A4
3.620%	07/10/50	13,500	13,667,688
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	24,966,695
Series 2016-DC02, Class A4
3.497%	02/10/49	18,000	18,620,545
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	47,089,975
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	19,000	19,608,046
Series 2015-C04, Class A3
3.544%	11/15/48	29,500	30,675,035
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	15,678,872
DBJPM Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	10,000	10,371,952
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,317,259
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	47,238,317
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,120,340
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	19,953,554
Series 2016-GS03, Class A3
2.592%	10/10/49	25,000	24,741,255
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,677	3,863,567
Series 2014-C22, Class A3A1
3.538%	09/15/47	13,277	13,915,919
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	18,933,721
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	54,922,909
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	908,108
Series 2016-JP02, Class A3
2.559%	08/15/49	17,500	16,834,477
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	22,000	22,663,810
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	$ 9,808,967
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	10,495,265
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	27,767,112
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	15,000	15,403,013
Series 2015-C29, Class A3
3.368%	06/15/48	13,200	13,536,617
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,079,539
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	24,747,825
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	35,605,230
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	19,783,154
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	15,561,984
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	30,230,064
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	36,184,025

Total Commercial Mortgage-Backed Securities (cost $988,986,634)			1,014,397,833
Corporate Bonds — 89.7%
Aerospace & Defense — 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	14,260,529
3.750%	02/01/50(a)	5,925	5,410,665
3.825%	03/01/59	1,500	1,314,369
3.900%	05/01/49	17,990	16,216,902
3.950%	08/01/59	32,040	29,244,892
7.875%	04/15/43	13,929	15,157,107
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50	8,105	9,988,897
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	06/15/23	5,675	5,899,652
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	6,183	6,573,288
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	604,283
5.250%	05/01/50	12,500	16,784,612
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,365,357
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	1,150	$ 1,275,221
4.500%	06/01/42	5,668	6,587,044
6.050%	06/01/36	5,000	6,570,325
6.125%	07/15/38	5,804	7,823,465
			146,076,608
Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	8,580	8,620,104
9.950%	11/10/38	501	736,743
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	5,670	6,002,085
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	30,093	30,082,684
4.390%	08/15/37	39,700	36,411,001
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	9,900	9,879,922
3.500%	02/11/23	15,483	15,465,592
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	7,837	7,958,430
5.700%	08/15/35	2,240	2,460,190
5.850%	08/15/45	6,490	6,861,072
6.875%	05/01/20	8,000	8,024,086
7.000%	08/04/41	3,275	3,490,145
8.125%	05/01/40	650	829,207
			136,821,261
Airlines — 0.8%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27(a)	3,324	3,315,356
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	5,825	5,918,926
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	9,458	8,771,486
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	3,429	3,224,723
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	4,491	4,260,068
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	291	298,601
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	396	417,507

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20	7,800	$ 7,450,775
3.625%	03/15/22	68,197	63,657,846
3.750%	10/28/29	16,034	12,855,296
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	1,291	1,276,393
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	4,102	4,132,076
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	20,568	19,085,393
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	196	195,592
			134,860,038
Auto Manufacturers — 1.8%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,300	1,262,211
2.875%	03/10/21	3,500	3,447,273
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	833,025
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	6,670	3,401,269
6.375%	02/01/29	2,870	2,064,779
7.450%	07/16/31	9,116	6,637,905
7.750%	06/15/43	1,510	1,057,016
8.900%	01/15/32(a)	891	807,259
9.980%	02/15/47(a)	5,300	5,030,296
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22	7,350	6,861,254
3.339%	03/28/22	20,000	18,760,206
3.350%	11/01/22	35,700	33,337,825
3.813%	10/12/21	1,835	1,752,129
4.271%	01/09/27(a)	1,775	1,513,614
4.687%	06/09/25(a)	34,740	30,932,389
5.085%	01/07/21	4,900	4,705,007
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	440	375,764
5.000%	04/01/35	3,785	2,816,851
6.250%	10/02/43	45,675	36,221,263
6.600%	04/01/36	4,580	3,977,926
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	8,500	8,125,458
3.450%	01/14/22	11,580	10,790,923
3.700%	11/24/20	7,450	7,370,518
3.950%	04/13/24	3,525	3,194,717
4.000%	01/15/25	372	331,639
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
4.000%	10/06/26		6,525	$ 5,528,024
4.350%	01/17/27		4,835	3,993,735
5.250%	03/01/26		11,130	9,804,613
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	21,511,167
4.200%	11/06/21		20,500	19,350,726
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.875%	11/13/20		6,225	6,191,846
4.000%	11/12/21		3,860	3,810,881
Volkswagen International Finance NV (Germany),
Gtd. Notes
1.875%	03/30/27	EUR	15,000	15,740,374
				281,539,882
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20		7,216	7,181,464
4.500%	04/29/22(a)		7,747	7,263,969
				14,445,433
Banks — 10.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		6,600	6,539,736
3.500%	04/11/22		5,000	4,976,323
3.800%	02/23/28		4,400	4,319,702
4.379%	04/12/28(a)		8,200	8,403,199
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)(a)		6,300	6,423,138
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)(a)		3,075	3,238,354
Jr. Sub. Notes, Series FF
5.875%(ff)	–(rr)(a)		3,315	3,374,269
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)		22,000	20,560,999
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)		24,515	21,094,015
Jr. Sub. Notes, Series X
6.250%(ff)	–(rr)		5,075	5,194,369
Jr. Sub. Notes, Series Z
6.500%(ff)	–(rr)		2,000	2,113,943
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		24,217	24,925,629
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		11,865	11,862,383
3.194%(ff)	07/23/30		5,180	5,254,848
3.824%(ff)	01/20/28		67,232	70,396,013
4.083%(ff)	03/20/51		34,140	38,576,718
4.271%(ff)	07/23/29		3,600	3,900,292
4.330%(ff)	03/15/50(a)		10,295	12,155,983
4.443%(ff)	01/20/48(a)		2,000	2,271,381
5.000%	01/21/44		30,900	39,216,983

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes
6.110%	01/29/37	1,000	$ 1,257,388
Sub. Notes, MTN
4.000%	01/22/25	12,425	13,073,937
4.450%	03/03/26	33,340	35,857,575
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	10,670,389
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)(a)	11,245	9,929,110
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	775	773,033
3.932%(ff)	05/07/25	22,715	22,902,362
4.375%	01/12/26(a)	16,550	16,932,745
4.610%(ff)	02/15/23	30,520	30,839,422
4.950%	01/10/47(a)	9,452	10,445,849
Sub. Notes
5.088%(ff)	06/20/30(a)	12,000	12,427,258
5.200%	05/12/26	5,100	5,340,086
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	21,190	22,755,803
Sr. Unsec’d. Notes, 144A, GMTN
3.052%(ff)	01/13/31	12,605	11,850,934
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28(a)	4,000	3,955,108
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	7,500	7,004,458
Jr. Sub. Notes, Series T
6.250%(ff)	–(rr)	3,960	4,060,352
Jr. Sub. Notes, Series U
5.000%(ff)	–(rr)(a)	35,500	32,626,432
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)(a)	15,485	13,213,477
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28	34,800	35,990,225
3.700%	01/12/26	1,800	1,913,532
3.887%(ff)	01/10/28	385	402,037
4.650%	07/23/48(a)	9,600	11,532,579
5.875%	01/30/42	8,365	11,222,718
6.875%	02/15/98	2,825	4,053,998
8.125%	07/15/39(a)	2,000	3,117,818
Sub. Notes
4.400%	06/10/25	5,400	5,845,052
4.450%	09/29/27	6,760	7,037,622
4.600%	03/09/26	425	453,936
4.750%	05/18/46	17,515	19,002,888
5.500%	09/13/25	6,146	6,922,832
6.000%	10/31/33	2,155	2,453,045
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	01/22/25	15,100	14,766,145
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,000	$ 1,045,497
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	4,840	4,787,581
3.869%(ff)	01/12/29	12,455	12,570,925
4.207%(ff)	06/12/24(a)	4,560	4,632,483
4.282%	01/09/28	7,135	7,373,069
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	1,665	1,689,381
3.800%	06/09/23	16,907	17,285,951
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	4,463,629
5.000%	01/12/22	6,353	6,521,723
5.375%	01/12/24	14,400	15,134,655
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21	11,390	11,257,880
3.950%	02/27/23	1,500	1,491,225
4.250%	02/04/21	29,170	28,067,223
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	40,200	39,627,173
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,158,563
4.200%	08/08/23	725	743,866
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	8,100	7,229,152
Jr. Sub. Notes, Series O
5.300%(ff)	–(rr)	5,250	5,037,343
Sr. Unsec’d. Notes
3.500%	01/23/25	10,540	10,802,235
3.500%	11/16/26	9,640	9,850,221
3.750%	05/22/25	2,700	2,779,080
3.750%	02/25/26	1,500	1,562,386
3.850%	01/26/27	42,400	43,365,799
5.750%	01/24/22	700	742,717
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	2,375	2,769,729
Sub. Notes
5.150%	05/22/45(a)	8,275	9,438,999
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25(a)	1,300	1,331,829
Sub. Notes
4.250%	03/14/24	3,700	3,776,514
4.250%	08/18/25	1,560	1,607,000
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	6,919,948
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/23/29(a)	15,500	14,334,309

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	–(rr)(a)	23,500	$ 20,441,632
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	32,730	30,904,534
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)(a)	7,575	6,669,448
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	–(rr)(a)	2,151	1,929,278
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)(a)	26,715	22,849,976
Jr. Sub. Notes, Series Q
5.150%(ff)	–(rr)(a)	1,800	1,710,000
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.229%(c)	–(rr)	7,000	6,082,494
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)(a)	6,000	5,875,548
Jr. Sub. Notes, Series Z
5.300%(ff)	–(rr)	6,990	6,518,799
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	1,630	1,634,337
3.782%(ff)	02/01/28(a)	5,000	5,326,840
3.882%(ff)	07/24/38	42,267	47,227,481
3.897%(ff)	01/23/49(a)	3,000	3,458,031
3.964%(ff)	11/15/48	57,900	67,009,481
4.005%(ff)	04/23/29	11,035	11,921,582
4.032%(ff)	07/24/48	3,525	3,925,724
4.260%(ff)	02/22/48(a)	34,470	40,002,658
4.452%(ff)	12/05/29	1,500	1,678,143
5.400%	01/06/42	250	341,544
5.600%	07/15/41	1,100	1,523,256
Sub. Notes
4.125%	12/15/26	9,450	10,279,827
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27(a)	10,000	10,147,123
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.441%(c)	–(rr)	3,675	3,229,658
Jr. Sub. Notes, Series J
5.550%(ff)	–(rr)	5,215	4,552,648
Sr. Unsec’d. Notes
3.625%	01/20/27	2,600	2,748,947
4.375%	01/22/47(a)	3,800	4,628,931
4.457%(ff)	04/22/39(a)	8,035	9,109,531
5.597%(ff)	03/24/51	33,500	46,223,729
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	630,620
4.000%	07/23/25(a)	12,793	13,697,286
4.431%(ff)	01/23/30	27,100	30,030,834
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25(a)	11,680	11,743,374
3.971%(ff)	07/22/38	17,130	18,353,640
6.375%	07/24/42	5,875	8,438,123
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,190	1,253,180
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, MTN
4.100%	05/22/23	60	$ 61,878
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	13,300	13,262,203
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23	4,535	4,567,142
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,009,397
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	510	547,388
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	5,955,726
4.269%(ff)	03/22/25	22,710	23,585,148
4.445%(ff)	05/08/30(a)	44,250	46,313,781
5.076%(ff)	01/27/30	5,300	5,734,065
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24(a)	450	460,012
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	20,000	19,234,442
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)	5,005	4,505,466
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	–(rr)(a)	44,460	36,755,856
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	15,000	14,851,852
3.126%(ff)	08/13/30	15,000	14,620,272
4.125%	09/24/25	3,999	4,230,484
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	14,525	14,786,207
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51	15,200	19,271,791
Sub. Notes, GMTN
4.900%	11/17/45	8,905	10,134,359
Sub. Notes, MTN
4.650%	11/04/44	3,135	3,515,603
4.750%	12/07/46(a)	13,680	15,359,903
			1,687,687,719
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31,770	33,160,126
4.900%	02/01/46	84,108	92,651,883

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	$ 12,909,964
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	5,770	5,434,449
4.000%	04/13/28(a)	8,950	9,423,790
4.375%	04/15/38	32,950	34,001,183
4.439%	10/06/48	15,865	15,988,370
4.600%	04/15/48	5,245	5,549,466
4.750%	04/15/58(a)	5,940	6,079,844
5.450%	01/23/39	6,345	7,303,672
5.550%	01/23/49	63,944	75,158,485
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	22,846,460
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43	2,400	2,788,020
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48	4,600	4,200,244
4.250%	05/01/23	5,824	6,014,102
5.250%	11/15/48	23,729	24,500,232
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45(a)	17,400	17,972,561
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	6,706	8,784,126
4.600%	07/17/45	6,445	8,025,313
			392,792,290
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26(a)	800	840,249
3.625%	05/22/24	4,830	5,082,292
4.400%	05/01/45	18,243	21,579,619
4.663%	06/15/51	21,773	27,374,046
5.150%	11/15/41	12,360	15,320,730
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45(a)	1,456	1,716,570
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,259,712
3.650%	03/01/26	12,295	13,393,515
4.500%	02/01/45	9,770	12,106,174
4.750%	03/01/46	6,095	7,958,742
4.800%	04/01/44	10,125	12,975,236
			119,606,885
Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25(a)	6,850	6,969,903
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	$ 5,443,445
4.950%	07/02/64	8,582	8,583,781
5.125%	09/14/45	1,158	1,404,503
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,914,454
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,248,448
4.250%	12/15/47	3,150	3,133,503
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	8,500	7,440,935
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,608,844
4.200%	12/01/24	4,868	4,926,681
4.300%	07/15/47	36,900	31,320,454
4.400%	01/30/48	12,540	10,878,317
7.000%	12/01/36	11,650	16,279,514
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	6,150	5,970,938
6.000%	10/15/25(a)	7,400	7,279,966
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	32,898	32,908,170
4.700%	03/01/48	4,700	4,886,444
			153,198,300
Chemicals — 2.8%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24	16,129	16,430,273
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	676	674,385
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	16,313	15,885,144
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	12,248	11,599,876
5.150%	03/15/34	7,835	7,949,679
5.375%	03/15/44(a)	14,350	13,655,673
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	21,044	21,853,349
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	16,094	15,393,557
4.375%	11/15/42	36,240	36,140,522
4.800%	05/15/49(a)	3,769	3,897,066
5.250%	11/15/41	2,271	2,396,050
5.550%	11/30/48	44,002	52,086,359
7.375%	11/01/29	17,388	22,023,650

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Dow Chemical Co. (The), (cont’d.)
9.400%	05/15/39	800	$ 1,204,239
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	4,268	4,793,593
5.419%	11/15/48	2,989	3,462,734
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	6,847	6,930,583
4.650%	10/15/44	2,530	2,702,877
4.800%	09/01/42	4,057	4,276,613
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	333	394,010
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	13,980	15,030,206
5.250%	07/15/43	19,805	20,776,602
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49(a)	10,523	10,286,760
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	6,254	6,307,189
5.750%	04/15/24	7,500	8,181,795
6.000%	11/15/21	5,450	5,557,289
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22	11,100	10,180,538
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	10,056	9,007,918
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.000%	04/01/25	800	787,093
3.150%	10/01/22	6,430	6,502,781
3.625%	03/15/24	6,045	6,074,270
4.125%	03/15/35	7,241	7,392,653
4.200%	04/01/29	735	778,490
4.900%	06/01/43	1,200	1,347,046
5.000%	04/01/49	5,145	6,117,192
5.250%	01/15/45	5,070	5,524,883
6.125%	01/15/41	8,436	10,464,655
7.125%	05/23/36	19,134	24,215,378
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,118,550
5.875%	09/17/44	2,100	1,843,420
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	2,811,931
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49	12,950	12,838,984
Syngenta Finance NV (Switzerland),
Gtd. Notes
4.375%	03/28/42	4,440	3,266,256
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	$ 664,588
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21	1,400	1,416,804
Yara International ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	19,649,398
			442,892,901
Commercial Services — 1.5%
Block Financial LLC,
Gtd. Notes
4.125%	10/01/20	7,100	7,145,541
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	3,323,529
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	3,280,354
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,065,480
3.300%	12/01/26	4,800	4,699,602
4.200%	11/01/46(a)	32,800	30,090,956
4.500%	02/15/45	8,460	7,739,756
5.625%	03/15/42	1,000	1,137,332
6.700%	06/01/34	1,000	1,301,775
7.000%	10/15/37	3,623	4,532,799
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30	4,050	3,865,980
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	4,497,539
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,063,399
3.750%	06/01/23	3,425	3,434,640
4.000%	06/01/23	6,920	6,991,003
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	13,923,588
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	426,115
4.678%	07/01/2114	12,715	17,225,414
5.600%	07/01/2111	160	240,301
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	2,025	1,884,116
Northwestern University,
Unsec’d. Notes
3.662%	12/01/57	17,262	18,308,029
4.198%	12/01/47	1,335	1,557,825
4.643%	12/01/44	2,800	3,670,583

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	$ 2,622,747
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	9,200	9,128,009
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	960	1,222,087
Unsec’d. Notes
5.625%	10/01/38	17,500	24,896,799
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	3,565,902
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	5,877,829
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	10,270,039
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	5,000	4,848,133
5.875%	09/15/26	4,000	4,056,649
University of Notre Dame du Lac,
Unsec’d. Notes
3.394%	02/15/48	6,475	6,872,663
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	4,750	5,213,413
			231,979,926
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
3.250%	02/23/26	16,175	17,608,144
3.750%	09/12/47	6,110	7,200,585
3.750%	11/13/47(a)	6,170	7,368,148
3.850%	05/04/43	9,378	11,143,586
3.850%	08/04/46	10,700	12,896,882
4.250%	02/09/47	2,945	3,737,353
4.650%	02/23/46	28,906	38,318,859
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22	915	936,285
NCR Corp.,
Gtd. Notes
6.375%	12/15/23(a)	500	498,415
			99,708,257
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.600%	03/25/50	9,760	12,037,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/47	4,480	$ 4,847,733
Diversified Financial Services — 0.7%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	10,274,647
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	75,796	81,884,626
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	3,268,235
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	6,550	5,918,212
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50(a)	2,200	2,685,286
			104,031,006
Electric — 13.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	5,423,146
3.800%	10/01/47	3,250	3,192,634
3.950%	06/01/28	6,240	6,518,203
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,928,845
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	3,603,163
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,181,413
3.750%	12/01/47(a)	10,015	10,253,037
3.800%	06/15/49	10,675	10,941,507
4.000%	12/01/46	5,000	5,099,475
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	644	630,302
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	10,520	10,702,352
4.150%	08/15/44	4,500	4,372,654
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	12,305,074
4.500%	03/15/49	8,795	10,654,797
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	8,574,921
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	7,106,487
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.700%	01/15/44	2,550	3,029,127

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24(a)	11,020	$ 11,008,707
3.800%	06/01/29	9,750	10,034,738
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	15,775,288
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49	2,290	2,023,323
3.750%	08/15/47	20,800	23,169,579
4.250%	09/15/48	14,575	16,753,155
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	7,145	7,329,806
4.450%	01/15/49(a)	30,200	35,439,328
4.500%	02/01/45	4,465	5,054,247
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	12,036,700
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	14,295	13,044,969
4.250%	11/01/28	3,645	3,773,653
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes, 144A
3.375%	09/15/29	9,995	9,379,086
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	10,223,190
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,529,973
4.875%	03/01/44	4,495	5,100,425
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	20,300	19,175,122
3.650%	06/15/46	18,950	20,053,764
3.700%	03/01/45	6,751	7,107,279
3.800%	10/01/42	1,465	1,561,312
4.000%	03/01/48	7,045	7,927,036
4.350%	11/15/45	4,655	5,346,266
4.600%	08/15/43	2,000	2,363,796
4.700%	01/15/44	925	1,100,505
First Mortgage, Series 123
3.750%	08/15/47	7,610	8,128,442
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	925	946,170
3.950%	03/01/43	4,905	4,442,100
4.450%	03/15/44(a)	8,000	8,841,689
4.500%	05/15/58	17,600	19,715,786
5.700%	06/15/40	2,120	2,597,551
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	4,285	4,498,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	18,200	$ 18,309,209
3.250%	08/15/46	5,075	5,166,801
3.500%	08/01/51	20,500	22,202,153
4.350%	08/31/64	6,840	7,307,001
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41(a)	3,000	3,715,881
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28	6,160	6,498,090
4.700%	12/01/44	1,625	1,668,116
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49(a)	3,800	4,227,799
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	9,407,490
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	19,561,821
3.700%	06/01/46	1,305	1,414,676
3.750%	08/15/47	7,040	7,118,971
3.950%	06/15/42	5,800	6,100,749
4.300%	07/01/44	3,975	4,511,030
General Ref. Mortgage, Series A
4.000%	04/01/43	525	576,055
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	12,961,592
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	5,835	5,903,907
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	5,000	5,164,757
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49(a)	40,700	41,039,725
3.950%	03/15/48	11,280	12,921,796
4.250%	12/15/41	12,900	14,622,262
6.050%	04/15/38	2,505	3,206,663
First Ref. Mortgage
2.950%	12/01/26	14,955	15,526,421
3.750%	06/01/45	20,530	21,985,590
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46(a)	7,695	7,688,104
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	8,134,038
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	477,958
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,592,645
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	21,789,385

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Progress LLC, (cont’d.)
4.100%	03/15/43	1,200	$ 1,306,917
4.150%	12/01/44	4,802	5,246,198
5.700%	04/01/35	500	634,338
6.125%	09/15/33	4,400	6,197,853
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	6,416,688
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	1,000	1,050,955
4.950%	10/13/45	10,850	12,068,358
6.000%	01/22/2114	1,300	1,657,340
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	20,050	18,705,480
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	26,297	25,795,238
3.625%	05/25/27	9,825	9,909,519
4.250%	09/14/23(a)	14,820	15,221,507
4.625%	09/14/25	11,795	12,539,813
4.875%	06/14/29	1,205	1,320,755
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,511,637
4.200%	09/01/48	73,370	83,393,748
4.200%	04/01/50	14,080	16,101,144
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,195	3,382,883
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	18,469,750
4.500%	03/30/39	15,760	18,940,542
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	12,685	12,942,985
4.100%	04/01/43	3,000	3,337,138
4.125%	03/01/42	3,010	3,294,457
4.250%	12/01/45	4,365	4,973,295
4.625%	09/01/43	2,780	3,238,948
Evergy Metro, Inc.,
General Ref. Mortgage
4.125%	04/01/49	1,220	1,377,494
Mortgage
4.200%	03/15/48	4,330	4,930,776
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,642,729
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	5,390	5,444,496
4.700%	04/15/50	1,670	1,746,227
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	7,902	7,157,911
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Generation Co. LLC, (cont’d.)
5.750%	10/01/41(a)	17,275	$ 15,899,385
6.250%	10/01/39	10,000	9,596,228
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47(a)	12,250	13,679,318
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	16,033	18,018,772
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	21,545	22,373,043
3.250%	06/01/24	3,575	3,700,894
3.700%	12/01/47	3,870	4,270,397
3.950%	03/01/48	19,570	23,168,050
3.990%	03/01/49	19,700	22,781,820
4.050%	10/01/44	4,104	4,657,950
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,576,289
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	2,803	3,014,700
5.400%	06/01/40	3,109	3,657,577
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,860,855
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	9,290	8,977,103
Idaho Power Co.,
First Mortgage
4.200%	03/01/48	6,300	7,241,291
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	8,281,211
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	14,058,009
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43(a)	675	733,106
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,685,778
5.300%	07/01/43	1,000	1,011,948
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,061,835
Kansas Gas & Electric Co.,
First Mortgage, 144A
4.300%	07/15/44	2,000	2,592,361
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	960	988,870
4.650%	11/15/43	675	773,983
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	9,500	10,433,882

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	$ 11,164,918
4.300%	01/15/29	6,315	6,821,730
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	13,123,703
3.650%	08/01/48	22,370	24,244,168
4.250%	05/01/46	4,500	5,266,702
4.250%	07/15/49	10,200	12,041,631
4.400%	10/15/44	16,080	19,492,869
4.800%	09/15/43	2,900	3,442,716
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,857,992
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,862,216
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47(a)	7,320	7,762,697
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	8,110	9,084,958
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24	8,075	8,259,581
3.625%	06/15/23	1,325	1,333,327
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,877,796
3.400%	08/15/42	8,450	8,647,668
3.600%	05/15/46	17,056	18,042,717
3.600%	09/15/47	11,350	12,712,176
4.000%	08/15/45	4,830	5,439,220
4.125%	05/15/44	8,520	10,071,570
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	2,000	2,072,945
7.250%	05/15/26(a)	6,200	6,596,604
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	4,773,725
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	11,014,299
4.150%	04/01/47	3,655	4,141,120
4.550%	03/15/44	1,325	1,532,169
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	05/15/50	30,000	34,752,730
PacifiCorp,
First Mortgage
4.125%	01/15/49	3,370	3,776,635
4.150%	02/15/50	26,800	29,717,955
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
3.000%	09/15/49	5,155	$ 5,201,316
3.700%	09/15/47	3,840	3,944,726
3.900%	03/01/48	9,385	10,555,646
First Ref. Mortgage
4.800%	10/15/43	1,575	1,876,495
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	17,859,786
3.600%	06/01/29	10,000	10,619,456
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43	800	802,025
5.000%	03/15/44	5,865	6,084,874
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	5,515	5,449,196
3.950%	06/01/47	4,460	4,653,086
4.125%	06/15/44	4,450	4,808,724
6.250%	05/15/39	500	689,922
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	31,465,194
7.750%	03/01/31	8,824	11,962,777
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	9,796,172
3.700%	06/15/28	2,000	2,133,002
4.100%	06/15/48(a)	4,735	5,454,830
4.300%	03/15/44	165	188,097
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.750%	03/15/24	2,900	3,191,952
4.000%	06/01/44	2,000	2,107,780
First Ref. Mortgage, MTN
3.950%	05/01/42	2,000	2,173,679
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,491,592
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	22,510	23,531,458
4.434%	11/15/41	1,787	2,056,570
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	6,473,773
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48(a)	37,545	41,232,089
5.350%	05/15/35	6,997	8,798,140
5.350%	05/15/40	773	1,069,612
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,352,294
3.400%	02/01/28	21,790	22,111,011

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	$ 15,894,494
First Ref. Mortgage
3.900%	03/15/43	5,000	5,009,350
4.000%	04/01/47	28,115	29,453,782
4.050%	03/15/42	7,200	7,599,459
4.650%	10/01/43	1,950	2,141,889
5.500%	03/15/40	11,962	14,196,334
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	4,061,076
4.125%	03/01/48	15,150	15,982,519
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36(a)	17,050	17,123,014
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	4,643,269
4.500%	08/15/41	550	588,719
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	7,976,107
4.450%	06/15/49	13,580	15,176,545
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,896,808
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	14,044,183
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	9,660,471
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,406,300
4.450%	02/15/44	3,835	4,374,929
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	7,920	8,301,491
3.800%	04/01/28	1,530	1,642,559
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	23,150	24,754,652
4.200%	05/15/45	8,500	9,445,003
Sr. Unsec’d. Notes, Series C
4.000%	11/15/46	1,900	2,087,965
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43(a)	2,000	2,158,111
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,197,733
3.700%	01/30/27(a)	24,065	21,398,839
4.300%	07/15/29	6,970	6,193,650
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	3,850	4,465,641
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	6,355,592
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	$ 4,986,016
			2,074,131,333
Electronics — 0.3%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	13,160	13,079,389
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,985	6,369,365
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,381,324
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.500%	02/03/22	8,100	8,318,925
7.125%	10/01/37	8,475	13,300,857
			43,449,860
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,323,410
5.500%	07/31/47	2,500	2,108,138
			6,431,548
Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	375	280,104
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	8,109,890
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.050%	04/01/50(a)	3,175	2,822,846
			10,932,736
Foods — 3.1%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	678,062
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48(a)	48,012	57,640,427
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
4.375%	03/15/45	3,800	3,775,659
Koninklijke Ahold Delhaize NV (Netherlands),
Gtd. Notes
5.700%	10/01/40(a)	7,739	9,285,439
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,370	3,288,890

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
4.000%	06/15/23(a)	14,420	$ 14,517,936
4.375%	06/01/46	8,181	7,425,348
5.000%	07/15/35(a)	4,418	4,430,658
5.200%	07/15/45	33,974	32,894,675
6.750%	03/15/32	11,513	13,493,353
Gtd. Notes, 144A
4.625%	10/01/39	3,500	3,214,845
4.875%	10/01/49	16	14,930
7.125%	08/01/39	5,165	5,980,499
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	5,820	5,704,283
4.450%	02/01/47(a)	8,000	8,792,336
4.500%	01/15/29(a)	4,140	4,666,252
4.650%	01/15/48(a)	30,190	33,383,280
5.000%	04/15/42	1,150	1,257,394
5.150%	08/01/43(a)	450	502,807
5.400%	01/15/49	15,215	18,418,953
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	5,751,272
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	25,259,551
4.125%	04/01/54	11,735	13,387,205
4.200%	04/01/59	10,575	12,048,614
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	75,000	85,551,713
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25(a)	7,600	7,339,468
4.500%	04/01/46	4,255	3,801,933
4.850%	10/01/45(a)	1,585	1,585,524
6.600%	04/01/50	6,245	6,780,499
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27(a)	12,390	12,707,931
4.000%	03/01/26(a)	3,180	3,364,825
4.550%	06/02/47(a)	4,660	5,220,552
5.100%	09/28/48	61,305	75,105,074
5.150%	08/15/44	1,075	1,262,008
			488,532,195
Forest Products & Paper — 0.5%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,892,428
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	28,560	28,707,702
5.150%	05/15/46	1,726	1,875,454
6.000%	11/15/41	22,149	25,765,533
7.300%	11/15/39	2,080	2,833,475
8.700%	06/15/38	7,104	10,592,176
			73,666,768
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		15,400	$ 15,580,450
4.125%	10/15/44		5,120	5,377,450
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		2,610	2,616,854
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		915	882,936
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47(a)		15,000	15,227,679
4.800%	02/15/44		10,310	10,185,239
5.650%	02/01/45		3,000	3,402,694
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48(a)		14,125	16,430,925
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	12,631,323
4.650%	08/01/43		5,960	6,231,568
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	3,184,517
First Mortgage, Series UU
4.125%	06/01/48		9,445	10,361,723
First Mortgage, Series VV
4.300%	01/15/49		12,650	14,210,010
First Mortgage, Series WW
3.950%	02/15/50		24,720	28,599,717
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,588,226
3.950%	10/01/46		5,520	4,924,428
4.400%	06/01/43		750	721,922
4.400%	05/30/47		27,369	28,521,187
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43		5,000	5,724,120
				194,402,968
Healthcare-Products — 1.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25		26,030	28,301,954
4.900%	11/30/46		2,390	3,275,245
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26		9,780	10,234,271
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	40,229,224
1.800%	09/18/49	EUR	7,500	6,643,155
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		9,216	11,036,956

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	2,800	$ 3,073,072
2.250%	03/07/39	EUR	4,120	4,656,164
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		2,360	2,916,991
4.625%	03/15/45		1	1,334
Stryker Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/46		6,405	7,546,662
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27		21,853	22,359,700
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	29,601,214
1.875%	10/01/49	EUR	45,875	40,007,214
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30		11,485	11,408,412
				221,291,568
Healthcare-Services — 2.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	7,681,362
4.272%	08/15/48		8,950	10,893,972
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,902,313
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45		4,465	5,882,595
Anthem, Inc.,
Sr. Unsec’d. Notes
3.650%	12/01/27		6,550	6,763,855
3.700%	09/15/49		18,970	18,823,800
4.101%	03/01/28(a)		4,075	4,384,888
4.625%	05/15/42(a)		2,600	2,852,340
4.650%	01/15/43		1,000	1,118,446
4.850%	08/15/54		510	591,014
5.100%	01/15/44		720	851,873
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		16,310	18,871,588
Unsec’d. Notes
4.847%	11/15/53		2,672	3,579,300
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,863	19,938,449
Children’s Hospital Corp. (The),
Gtd. Notes
4.115%	01/01/47		6,650	8,651,376
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	12,766,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47	4,635	$ 5,310,939
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	1,650	1,690,607
5.875%	05/01/23	750	781,714
5.875%	02/01/29(a)	5,400	5,706,646
Sr. Sec’d. Notes
5.000%	03/15/24	29,115	30,152,774
5.250%	04/15/25	3,500	3,664,705
5.250%	06/15/49	32,430	34,631,988
5.500%	06/15/47	10,000	10,853,400
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48(a)	21,125	25,605,087
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	18,105	21,751,705
4.875%	04/01/42	1,000	1,167,871
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	12,050	13,718,981
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,761,845
New York and Presbyterian Hospital (The),
Unsec’d. Notes
3.954%	08/01/2119	2,225	2,322,362
4.024%	08/01/45	6,529	7,257,318
4.063%	08/01/56	2,850	3,366,885
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	13,298,804
4.784%	07/01/44	7,305	8,391,458
Sr. Sec’d. Notes
5.750%	07/01/43	700	1,096,653
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48(a)	2,208	2,217,960
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	10,392,559
3.450%	06/01/26	4,715	4,763,576
4.250%	04/01/24	1,400	1,470,955
4.700%	03/30/45	7,800	8,971,528
5.750%	01/30/40	1,251	1,352,967
6.950%	07/01/37	1,704	2,425,209
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	8,850	9,370,204
Unsec’d. Notes
3.477%	07/01/49	1,745	1,695,122
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	4,275	5,319,747

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28	2,400	$ 2,515,768
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	7,494,574
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5,320	5,754,904
3.850%	06/15/28	14,150	15,720,736
3.950%	10/15/42	2,060	2,307,402
4.250%	04/15/47	13,715	16,011,893
4.250%	06/15/48(a)	13,790	16,369,025
4.450%	12/15/48	2,000	2,442,719
4.625%	11/15/41	4,601	5,495,554
4.750%	07/15/45	6,845	8,768,247
5.800%	03/15/36	3,945	5,157,519
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48	6,480	7,389,158
			462,492,439
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	8,846,651
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	869,451
			9,716,102
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/15/21	700	711,855
Household Products/Wares — 0.6%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,578,539
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	44,150	43,841,429
2.750%	06/26/24	21,245	21,170,895
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	431,268
			88,022,131
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	4,019	4,079,378
4.000%	06/15/22	885	885,149
			4,964,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 1.7%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	$ 711,072
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,821,489
4.375%	01/15/55	7,500	7,188,900
4.500%	07/16/44	3,035	3,122,271
4.800%	07/10/45	15,000	15,775,863
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,467,124
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	9,475,702
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	10,530	12,976,048
4.300%	05/15/43	2,250	2,669,711
4.400%	05/15/42	645	770,402
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	28,335,550
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	14,360	15,713,274
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	180	168,721
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	34,165	31,605,481
4.250%	06/15/23	1,243	1,288,505
4.500%	06/15/49	6,634	6,517,582
4.569%	02/01/29	10,467	11,023,921
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	5,283,114
7.000%	06/15/40(a)	6,248	7,373,612
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	5,000	4,944,231
4.150%	09/17/50	8,815	7,897,039
4.300%	11/01/47	4,479	4,151,836
5.000%	03/30/43	100	102,830
5.000%	04/05/46	3,270	3,391,165
5.000%	05/20/49	18,590	19,468,800
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	7,189,325
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	–(rr)	4,000	3,376,240
Sr. Unsec’d. Notes
3.950%	03/26/50	7,630	8,785,110

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	$ 2,422,118
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	25,241,899
4.900%	09/15/44	350	397,371
Unum Group,
Sr. Unsec’d. Notes
7.250%	03/15/28	2,707	3,166,409
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,488,801
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	2,962	3,156,151
			262,467,667
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	3,715	3,193,563
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48(a)	2,500	2,769,325
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	10,000	9,056,163
			11,825,488
Lodging — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	2,500	2,287,100
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	10,754,952
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	20,770,396
			33,812,448
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,884,855
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50	10,185	11,835,158
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.750%	03/09/27(a)	3,250	3,125,507
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	44,669,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	$ 3,152,317
			62,782,774
Media — 4.9%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	146,725
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50(a)	26,750	28,025,133
5.375%	04/01/38(a)	13,155	14,380,287
5.375%	05/01/47	56,457	61,786,751
5.750%	04/01/48(a)	73,667	83,877,142
6.384%	10/23/35	17,423	20,711,243
6.484%	10/23/45	10,574	12,918,106
6.834%	10/23/55	10,596	12,768,168
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	6,030	6,322,838
3.250%	11/01/39	54,500	57,075,393
3.300%	02/01/27	3,245	3,409,251
3.400%	07/15/46	12,867	13,674,324
3.450%	02/01/50(a)	54,000	58,574,664
3.750%	04/01/40	7,020	7,758,455
3.900%	03/01/38	18,880	21,252,062
3.969%	11/01/47	13,145	15,211,671
3.999%	11/01/49	4,598	5,326,851
4.000%	03/01/48	5,843	6,760,996
4.049%	11/01/52	6,355	7,542,885
4.200%	08/15/34	10,000	11,428,992
4.250%	01/15/33	6,090	7,084,828
4.600%	10/15/38	27,660	33,686,799
4.600%	08/15/45	31,348	37,961,516
4.700%	10/15/48(a)	20,520	26,600,472
4.950%	10/15/58(a)	15,300	20,808,465
6.450%	03/15/37	8,200	11,325,016
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	6,000	6,200,454
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,709,015
4.125%	05/15/29	17,100	16,447,117
4.950%	05/15/42	2,935	2,833,795
5.000%	09/20/37	3,891	3,844,891
5.200%	09/20/47	5,000	4,894,824
5.300%	05/15/49	35,722	36,026,693
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	600	596,379
6.125%	01/31/46(a)	5,424	5,939,275
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	3,199,626

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC, (cont’d.)
5.875%	11/15/40	7,590	$ 7,970,251
6.550%	05/01/37	2,785	3,290,376
6.750%	06/15/39	4,700	5,365,652
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	2,835	2,488,558
Sr. Unsec’d. Notes
2.900%	01/15/27	2,615	2,510,359
4.375%	03/15/43	8,820	7,718,425
5.250%	04/01/44	28,591	26,939,950
5.850%	09/01/43	21,205	21,736,986
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,100	1,105,201
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	4,666,611
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	12,884,842
6.400%	12/15/35	3,687	5,245,469
7.700%	10/30/25(a)	1,129	1,418,807
			773,452,589
Mining — 1.3%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	2,805	3,307,523
6.450%	10/15/35(a)	5,000	5,848,170
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	18,546,983
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	8,800	10,673,587
5.750%	05/01/43	6,750	8,765,513
7.500%	09/15/38	10,946	14,846,327
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	16,386	20,257,921
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	935	942,278
Gtd. Notes, 144A
6.250%(ff)	10/19/75	1,215	1,205,106
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	31,087	28,931,824
5.950%	03/15/24(a)	8,220	8,087,295
6.875%	09/01/41(a)	6,250	6,630,667
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	4,085	4,186,477
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	1,082,508
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42(a)	6,395	$ 7,947,003
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40(a)	10,177	11,863,740
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42	3,060	2,355,044
5.400%	02/01/43	38,580	30,491,721
6.000%	08/15/40(a)	6,976	6,000,055
6.125%	10/01/35	3,600	3,318,696
6.250%	07/15/41(a)	8,344	7,202,911
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,911,704
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	5,811	5,565,739
			210,968,792
Miscellaneous Manufacturing — 0.3%
Enerpac Tool Group Corp.,
Gtd. Notes
5.625%	06/15/22	1,000	924,404
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	274	264,609
Hillenbrand, Inc.,
Gtd. Notes
4.500%	09/15/26	11,200	11,180,343
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	4,235,262
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46	10,185	10,308,555
4.400%	05/27/45	8,260	9,621,711
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,829,900
			45,364,784
Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23(a)	27,618	27,567,655
Oil & Gas — 3.7%
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	15,688	7,489,262
5.250%	02/01/42	7,500	3,737,144
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50(a)	10,925	10,034,555
3.790%	02/06/24	10,135	10,416,294

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	18,820	$ 18,886,308
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31(a)	2,285	2,654,107
7.400%	12/01/31	2,700	3,266,628
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	17,670	13,716,271
6.450%	06/30/33	2,000	1,579,928
6.500%	02/15/37	370	297,782
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	5,000	2,460,502
5.250%	06/15/37	34,690	15,597,731
5.400%	06/15/47(a)	30,762	13,959,229
6.750%	11/15/39	12,200	5,824,725
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	22,650	20,079,148
4.850%	08/15/48(a)	4,900	3,734,763
4.875%	10/01/47	11,835	9,102,944
ConocoPhillips,
Gtd. Notes
5.900%	05/15/38	810	963,386
6.500%	02/01/39(a)	616	774,331
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	667,590
4.300%	11/15/44(a)	3,330	2,969,749
4.950%	03/15/26	14,705	15,661,464
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	3,300	4,030,133
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	3,525	1,781,593
4.375%	01/15/28	1,900	880,976
4.500%	04/15/23	1,500	824,919
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)	11,351	7,276,965
5.600%	07/15/41	21,825	13,843,685
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29(a)	13,500	9,502,311
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	1,635	1,595,283
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35(a)	5,533	5,597,740
Equinor ASA (Norway),
Gtd. Notes
3.950%	05/15/43	2,796	2,915,849
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway), (cont’d.)
Sr. Unsec’d. Notes
7.750%	06/15/23	1,200	$ 1,380,054
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.440%	08/16/29(a)	3,600	3,678,509
3.567%	03/06/45(a)	4,370	4,738,660
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	8,000	8,277,276
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	3,634	2,537,911
5.800%	04/01/47(a)	3,560	2,339,416
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24	13,133	10,954,048
6.800%	09/15/37(a)	5,435	4,554,046
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25(a)	5,000	3,566,518
4.400%	07/15/27(a)	21,000	13,996,874
5.200%	06/01/45(a)	10,400	6,767,341
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	8,413,026
5.000%	09/15/54	9,375	6,794,541
5.125%	12/15/26	13,890	13,583,197
5.850%	12/15/45	3,110	2,775,088
6.500%	03/01/41	1,515	1,426,095
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	6,500	3,395,665
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24(a)	500	408,944
5.050%	11/15/44	3,313	1,944,630
5.250%	11/15/43	12,315	7,695,568
6.000%	03/01/41(a)	12,630	9,242,537
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	1,935	819,794
4.250%(s)	10/10/36	107,612	41,541,958
4.400%	04/15/46(a)	32,065	13,753,182
4.500%	07/15/44	5,000	2,068,930
6.200%	03/15/40	14,766	6,651,226
6.450%	09/15/36	24,652	11,737,787
7.500%	05/01/31	4,290	2,234,938
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	18,163	8,515,447
6.500%	02/01/38	1,875	805,069
7.375%	11/01/31	1,000	467,640
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.999%	01/27/28	5,000	4,818,811
6.900%	03/19/49(a)	6,005	5,843,233

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	$ 4,536,522
6.350%	02/12/48(a)	2,025	1,267,560
Gtd. Notes, 144A
6.490%	01/23/27	1,385	1,021,937
6.950%	01/28/60	6,100	4,059,007
7.690%	01/23/50	12,200	8,330,698
Phillips 66,
Gtd. Notes
4.650%	11/15/34(a)	3,500	3,255,471
4.875%	11/15/44	9,900	9,956,623
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
4.450%	01/15/26(a)	20,925	20,703,785
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	10,000	5,744,040
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	10,487,567
4.000%	05/10/46	3,000	3,347,771
4.375%	05/11/45	8,430	9,958,421
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47(a)	7,280	6,729,109
5.950%	12/01/34	1,000	940,848
6.500%	06/15/38	3,900	3,919,961
Total Capital International SA (France),
Gtd. Notes
2.829%	01/10/30(a)	23,745	24,028,224
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	5,029	4,728,561
4.350%	06/01/28	37,246	35,516,354
			588,383,713
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	9,810	8,677,238
Cameron International Corp.,
Gtd. Notes
5.125%	12/15/43	2,000	2,412,433
7.000%	07/15/38	4,000	5,755,675
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	6,915,181
5.000%	11/15/45(a)	1,835	1,434,130
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	18,479	17,190,097
4.000%	12/21/25(a)	1,210	1,142,507
			43,527,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	975	$ 983,029
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23	3,059	3,289,657
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47	4,109	5,264,409
7.950%	02/15/31	7,987	10,539,423
WRKCo, Inc.,
Gtd. Notes
4.900%	03/15/29(a)	11,000	12,142,263
			32,218,781
Pharmaceuticals — 8.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36	2,500	2,692,057
4.400%	11/06/42	950	1,061,041
4.500%	05/14/35	14,945	16,554,794
4.700%	05/14/45	46,155	51,852,603
4.875%	11/14/48	12,407	14,392,137
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	106,680	111,308,764
4.250%	11/21/49	96,475	103,558,406
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	42,638	48,183,125
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	3,975	4,073,290
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47	10,340	10,799,378
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	4,000	4,039,661
3.600%	07/15/42	1,000	836,901
4.700%	07/15/64	3,246	2,988,414
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	11,380	11,672,693
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39	2,500	2,710,923
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.550%	02/20/48	38,305	48,848,283
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	16,835	18,509,492
4.125%	06/15/39(a)	4,895	5,882,996
4.250%	10/26/49	15,745	19,913,441
4.350%	11/15/47	22,307	27,934,803
4.625%	05/15/44	6,837	8,653,847
5.000%	08/15/45	8,675	11,593,034
5.250%	08/15/43	21,964	30,000,706

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,500	$ 1,534,881
4.600%	03/15/43		2,700	2,446,659
4.900%	09/15/45		20,000	20,642,555
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		25,005	26,824,151
4.900%	12/15/48		27,425	32,613,394
Gtd. Notes, 144A
3.400%	03/01/27		17,240	17,569,017
4.500%	02/25/26		16,905	18,195,226
4.800%	07/15/46		42,235	47,372,414
5.375%	02/15/42		3,650	4,539,086
Sr. Unsec’d. Notes
3.200%	03/15/40		9,125	8,446,558
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29(a)		74,910	74,968,512
3.700%	03/09/23		4,350	4,508,812
3.875%	07/20/25		1,178	1,236,127
4.100%	03/25/25		14,535	15,300,229
4.300%	03/25/28		17,690	18,774,094
4.780%	03/25/38		40,326	43,968,720
5.050%	03/25/48		34,832	40,185,950
5.125%	07/20/45(a)		43,765	50,182,622
5.300%	12/05/43		20,115	23,449,723
6.250%	06/01/27		1,000	1,166,294
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	11,110,858
3.950%	03/15/49		5,135	6,449,111
4.150%	03/15/59		40,430	51,981,377
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	12,849,512
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38(a)		4,365	4,971,315
3.500%	01/15/48(a)		15,275	18,231,637
3.625%	03/03/37		8,185	9,574,004
4.375%	12/05/33(a)		4,000	5,127,769
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		6,200	6,321,170
4.750%	05/30/29		4,700	5,333,765
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,485,446
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29		5,595	6,168,706
Mylan NV,
Gtd. Notes
5.250%	06/15/46		43,168	43,700,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	34,101	$ 34,053,384
5.400%	11/29/43	4,169	4,282,438
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	4,625	5,809,560
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38	4,970	5,882,508
4.400%	05/15/44	6,410	8,079,175
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	21,060	20,978,475
2.875%	09/23/23	77,700	78,938,963
3.200%	09/23/26	4,755	4,841,629
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
4.000%	11/26/21	4,645	4,720,204
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21(a)	4,353	4,155,642
			1,369,032,518
Pipelines — 5.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	16,376,333
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	6,283,031
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	4,397,192
5.375%	07/15/25(a)	27,350	18,517,975
5.600%	04/01/44	5,579	2,465,493
8.125%	08/16/30	1,000	600,097
Gtd. Notes, 144A
6.450%	11/03/36	10,766	5,165,690
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	5,000	3,889,101
4.900%	03/15/35	1,905	1,457,501
5.000%	05/15/50(a)	22,385	17,279,032
5.150%	02/01/43	4,450	3,006,281
5.150%	03/15/45	6,080	4,724,304
5.300%	04/15/47	2,500	1,911,402
5.800%	06/15/38(a)	19,814	17,355,508
6.000%	06/15/48	2,815	2,339,302
6.125%	12/15/45(a)	24,984	20,710,764
6.250%	04/15/49	43,065	36,449,641
7.500%	07/01/38(a)	11,000	11,228,950
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	23,000	13,991,496
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	1,616,020

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP, (cont’d.)
5.600%	04/01/44(a)	1,651	$ 553,567
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	680	615,284
3.950%	01/31/60	19,560	16,685,283
4.150%	10/16/28	6,750	6,766,125
4.200%	01/31/50(a)	6,690	6,334,325
4.250%	02/15/48	5,400	5,121,703
4.800%	02/01/49(a)	16,498	16,796,316
4.850%	08/15/42(a)	1,990	1,936,060
4.850%	03/15/44(a)	5,775	5,911,265
4.900%	05/15/46(a)	34,397	33,245,748
4.950%	10/15/54	3,110	2,598,560
5.100%	02/15/45(a)	6,532	6,510,781
5.375%(ff)	02/15/78	7,380	4,937,643
6.125%	10/15/39	3,937	4,156,724
Gtd. Notes, Series D
4.875%(ff)	08/16/77(a)	7,490	5,021,507
6.875%	03/01/33	55	60,697
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	7,000	4,907,777
4.750%	07/15/23	22,160	16,014,222
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	26,068,538
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	6,190	5,831,255
5.000%	08/15/42	2,010	1,865,834
5.000%	03/01/43	1,176	1,079,121
5.400%	09/01/44(a)	878	677,864
6.500%	04/01/20	6,175	6,175,000
6.500%	02/01/37	1,500	1,431,059
6.500%	09/01/39	5,545	4,883,947
6.550%	09/15/40	4,370	4,190,568
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	3,459	3,307,050
5.200%	03/01/48(a)	220	232,962
5.550%	06/01/45	4,080	4,182,574
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	8,740	7,438,108
4.200%	03/15/45	2,630	2,122,871
4.250%	09/15/46	4,300	3,668,759
4.850%	02/01/49	25,700	23,906,139
5.150%	10/15/43	5,820	5,683,834
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,058,154
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	4,208,524
4.500%	04/15/38	11,785	8,370,787
4.700%	04/15/48	50,615	39,113,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
4.875%	12/01/24	1,566	$ 1,334,507
4.900%	04/15/58	9,705	6,621,408
5.200%	03/01/47	2,690	2,144,576
5.500%	02/15/49(a)	25,915	22,288,932
Sr. Unsec’d. Notes, 144A
5.200%	12/01/47	11,990	9,618,234
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	8,114,817
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,223,952
6.200%	09/15/43	18,615	17,444,710
6.850%	10/15/37	1,742	1,527,706
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	6,630,805
3.400%	09/01/29(a)	4,595	3,479,370
4.000%	07/13/27	1,500	1,212,739
4.450%	09/01/49	10,085	7,839,138
4.500%	03/15/50	11,655	8,762,782
4.550%	07/15/28(a)	15,725	13,215,967
4.950%	07/13/47	33,818	26,662,561
5.200%	07/15/48	24,560	19,510,861
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	11,680	10,555,060
4.680%	02/15/45(a)	500	408,598
4.900%	10/01/46	6,500	5,484,397
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	4,215	2,989,446
3.650%	06/01/22	1,261	1,156,189
4.900%	02/15/45	13,944	9,645,310
5.150%	06/01/42	19,516	13,291,254
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,127,369
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	525	583,650
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	6,340	4,375,364
5.350%	05/15/45	2,875	2,199,177
5.400%	10/01/47	29,625	23,344,546
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
5.400%	08/15/41	1,560	1,551,254
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	2,497,979
4.000%	07/01/22	1,700	1,097,070
5.300%	03/01/48	11,885	4,701,387
5.450%	04/01/44	3,175	1,185,599

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,389	$ 2,276,389
3.700%	01/15/23	5,375	4,955,067
3.750%	06/15/27	17,760	16,462,929
4.300%	03/04/24	9,900	9,012,163
4.850%	03/01/48(a)	13,780	12,879,124
4.900%	01/15/45	9,062	7,687,515
5.100%	09/15/45	4,464	4,235,734
5.400%	03/04/44	14,950	13,471,271
5.750%	06/24/44(a)	7,350	7,103,198
5.800%	11/15/43(a)	3,434	3,235,249
			815,580,880
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,732,295
Real Estate Investment Trusts (REITs) — 1.3%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29	1,265	1,311,250
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	4,850	4,480,067
3.850%	02/01/25	5,300	5,203,764
3.875%	08/15/22	3,372	3,236,230
3.900%	03/15/27	11,645	11,280,772
4.125%	05/15/29	6,449	6,606,172
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22	8,073	8,374,796
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25	25,936	26,147,421
4.200%	03/01/24	2,630	2,500,713
4.250%	11/15/23(a)	2,815	2,752,478
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
3.150%	05/15/23	12,826	11,159,523
4.500%	04/18/22	4,311	3,942,001
Office Properties Income Trust,
Sr. Unsec’d. Notes
4.150%	02/01/22(a)	8,250	7,747,181
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	406,038
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	10,000	7,341,908
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,796,459
4.700%	06/01/27	2,020	2,171,686
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	11,364,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP, (cont’d.)
4.400%	01/15/29	17,246	$ 17,483,945
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	7,500	7,107,027
4.000%	06/01/25	22,715	22,886,633
4.250%	04/01/26	3,915	4,082,702
4.250%	04/15/28	14,270	14,456,064
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23	5,000	5,228,705
7.375%	03/15/32	14,156	17,468,030
8.500%	01/15/25	3,500	4,219,626
			212,755,737
Retail — 2.4%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27(a)	20,000	19,716,130
4.500%	07/26/47(a)	15,758	15,341,341
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	22,460	22,812,959
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
5.165%	08/01/44	6,800	2,726,156
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	12,720,514
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	5,137,967
4.200%	05/15/28(a)	44,165	44,930,593
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56	1,105	1,141,156
3.900%	06/15/47	20,500	22,889,984
4.200%	04/01/43	5,422	6,210,478
4.250%	04/01/46(a)	9,395	10,991,014
4.400%	03/15/45	15,945	18,642,921
5.875%	12/16/36	8,382	11,864,885
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	8,575	7,956,857
5.625%	10/15/23	977	840,494
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/44(a)	4,490	4,620,014
4.375%	09/15/45	6,035	6,294,428
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	3,412	2,461,008
3.875%	01/15/22	814	581,563
4.300%	02/15/43	8,994	5,573,758
5.125%	01/15/42	1,875	1,151,305

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	$ 5,202,625
4.450%	03/01/47	14,400	15,633,979
4.600%	05/26/45	5,325	5,983,591
4.875%	12/09/45	17,900	20,935,174
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	7,745	7,747,372
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,500	3,669,974
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46(a)	14,935	16,624,221
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29	11,565	12,714,018
3.700%	06/26/28(a)	21,660	24,292,124
4.050%	06/29/48	30,950	39,190,013
			376,598,616
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24	1,765	1,788,057
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23(a)	8,235	8,181,380
			9,969,437
Semiconductors — 1.0%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35	10,265	13,723,654
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	18,350	17,504,468
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	21,620	21,358,538
3.125%	10/15/22	16,620	16,450,310
Intel Corp.,
Sr. Unsec’d. Notes
4.950%	03/25/60	22,800	31,206,929
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	3,500	3,412,429
4.333%	06/01/23(a)	26,200	26,109,369
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	6,186	6,241,724
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	25,405	31,009,076
			167,016,497
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	$ 3,389,011
Software — 2.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	25,000	27,123,354
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	24,717,766
Microsoft Corp.,
Sr. Unsec’d. Notes
3.700%	08/08/46		36,755	44,015,493
3.750%	02/12/45		6,500	7,807,539
3.950%	08/08/56		55,401	69,132,922
4.000%	02/12/55		13,525	17,097,433
4.450%	11/03/45(a)		9,049	11,858,400
4.500%	02/06/57		40,011	55,293,024
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37		21,055	21,615,771
3.900%	05/15/35		7,346	7,919,936
4.000%	07/15/46(a)		30,190	32,796,644
4.125%	05/15/45		1,300	1,422,817
4.300%	07/08/34		12,200	14,236,395
4.375%	05/15/55(a)		30,959	34,738,752
				369,776,246
Telecommunications — 5.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		3,085	3,251,269
4.350%	06/15/45		54,699	57,407,543
4.500%	05/15/35(a)		22,285	23,942,010
4.500%	03/09/48(a)		2,949	3,196,625
4.550%	03/09/49		43,111	46,343,483
4.650%	06/01/44		19,400	20,702,485
4.800%	06/15/44		16,235	18,039,899
4.850%	03/01/39		17,730	20,045,904
4.900%	06/15/42		2,700	2,989,161
5.150%	03/15/42		14,670	16,873,758
5.150%	11/15/46		3,985	4,652,457
5.150%	02/15/50(a)		59,918	70,242,406
5.250%	03/01/37		34,020	39,671,015
5.350%	09/01/40		25,693	29,847,783
5.350%	12/15/43		5,020	5,562,459
5.450%	03/01/47(a)		12,522	15,106,207
6.000%	08/15/40		9,530	11,847,157
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,582,536
Corning, Inc.,
Sr. Unsec’d. Notes
5.450%	11/15/79		10,520	10,884,918
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		1,000	1,374,097

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.750%	05/15/22	3,934	$ 4,022,703
4.600%	05/23/29	27,700	29,055,866
5.500%	09/01/44	7,454	7,211,471
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	5,000	5,052,613
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	15,000	14,962,943
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	8,933,682
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50(a)	19,180	22,628,041
4.400%	11/01/34	677	791,626
4.500%	08/10/33	37,325	44,507,976
4.522%	09/15/48(a)	66,076	83,310,481
4.862%	08/21/46(a)	10,803	14,094,504
5.012%	04/15/49(a)	87,717	118,347,768
5.250%	03/16/37	31,986	40,864,326
			798,347,172
Transportation — 1.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	8,705	9,941,105
4.400%	03/15/42	10,600	12,088,829
4.450%	03/15/43	11,312	13,207,302
4.550%	09/01/44(a)	2,455	2,922,114
4.700%	09/01/45(a)	6,575	7,930,907
5.150%	09/01/43	4,633	5,846,947
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	2,407,431
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.800%	09/15/35	3,970	4,713,351
5.750%	03/15/33	1,775	2,232,491
6.125%	09/15/2115	14,400	19,784,262
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,925,578
3.350%	11/01/25	10,250	10,977,916
4.250%	11/01/66	14,175	14,094,397
4.500%	08/01/54	10,400	11,737,039
4.650%	03/01/68(a)	5,672	5,990,496
4.750%	05/30/42	5,000	5,787,178
5.500%	04/15/41	1,682	1,869,411
6.150%	05/01/37	1,000	1,292,053
6.220%	04/30/40	531	693,327
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29(a)	8,000	7,856,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
FedEx Corp., (cont’d.)
4.050%	02/15/48(a)	26,350	$ 22,963,624
4.100%	04/15/43	825	762,781
4.500%	02/01/65	2,115	1,826,834
4.550%	04/01/46(a)	6,975	6,563,794
4.750%	11/15/45(a)	2,925	2,801,147
5.100%	01/15/44(a)	5,844	5,795,694
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,910,094
4.950%	08/15/45	10,000	11,862,647
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47	3,667	3,794,479
3.950%	10/01/42	1,140	1,221,942
4.050%	08/15/52	1,585	1,699,294
4.650%	01/15/46	700	824,208
4.800%	08/15/43	852	1,012,916
4.837%	10/01/41	1,080	1,263,304
5.590%	05/17/25	3,000	3,284,374
6.000%	05/23/2111	1,210	1,389,906
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	4,585	4,458,755
3.875%	02/01/55	4,805	5,046,272
3.950%	08/15/59(a)	5,100	5,364,336
4.050%	11/15/45	6,460	6,787,601
4.050%	03/01/46	11,000	11,782,629
4.250%	04/15/43	275	297,594
4.300%	06/15/42	1,125	1,227,067
4.300%	03/01/49	3,625	4,148,039
4.375%	11/15/65	1,800	1,798,055
Sr. Unsec’d. Notes, 144A
3.839%	03/20/60	9,422	10,039,277
			268,225,351
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	20,718,374
4.200%	04/01/27	7,820	7,939,709
			28,658,083
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	7,403,113
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,464,656
			12,867,769

Total Corporate Bonds (cost $14,026,154,215)			14,176,952,021

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	$ 10,944,014
Los Angeles Department of Water,
Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,380,655
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	13,012,000
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	815	1,258,898
7.350%	11/01/39	1,635	2,565,511
7.500%	04/01/34	1,200	1,833,492
			30,994,570
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds, Series A
4.814%	10/01/2114	5,000	6,365,950
Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, Series C
4.472%	01/01/49	5,300	6,250,714
4.572%	01/01/54	17,500	21,160,475
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	600	821,616
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	12,000	11,945,160
			40,177,965
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.652%	08/15/57	19,000	20,173,250
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	408,054
			20,581,304
New Jersey — 0.3%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	40,530,933
Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,940	8,663,431
			49,194,364
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,463,870
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	500	$ 646,595
			2,110,465
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Series A
4.048%	12/01/56	6,089	6,044,916
4.800%	06/01/2111	1,300	1,492,829
			7,537,745
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,791,875
University of Pittsburgh-of the Commonwealth System of Higher Education,
Revenue Bonds
3.555%	09/15/2119	5,575	5,440,029
			16,231,904
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	20,541	19,979,819
South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds, Series C
5.784%	12/01/41	1,000	1,316,560
Texas — 0.4%
North Texas Tollway Authority,
Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	8,623,323
Permanent University Fund - University of Texas System,
Revenue Bonds, Series A
3.376%	07/01/47	25,225	26,649,961
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds, Series B
3.922%	12/31/49	22,905	21,683,476
University of Texas System (The),
Revenue Bonds, Series A
3.852%	08/15/46	8,075	8,858,518
			65,815,278
Virginia — 0.1%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	10,570	12,309,188

Total Municipal Bonds (cost $252,960,999)			272,615,112
Sovereign Bond — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	23,618,505
(cost $23,785,790)

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligation(h)(k) — 0.0%
U.S. Treasury Notes
1.125%	02/28/25	5,075	$ 5,264,123
(cost $5,141,904)

	Shares
Preferred Stocks — 0.1%
Capital Markets — 0.0%
State Street Corp., 5.350%(a)	335,000	8,224,250
Electric Utilities — 0.1%
SCE Trust V, 5.450%	565,000	10,768,900

Total Preferred Stocks (cost $22,500,000)		18,993,150

Total Long-Term Investments (cost $15,409,327,912)		15,596,532,520
Short-Term Investments — 5.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	62,475,614	62,475,614
PGIM Institutional Money Market Fund (cost $768,618,808; includes $767,780,089 of cash collateral for securities on loan)(b)(w)	768,896,713	767,666,478

Total Short-Term Investments (cost $831,094,422)		830,142,092

TOTAL INVESTMENTS—103.9% (cost $16,240,422,334)		16,426,674,612

Liabilities in excess of other assets(z) — (3.9)%		(618,877,677)

Net Assets — 100.0%		$ 15,807,796,935

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $755,405,326; cash collateral of $767,780,089 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,881	2 Year U.S. Treasury Notes	Jun. 2020	$ 414,540,069	$ 7,584,481
43	10 Year U.S. Ultra Treasury Notes	Jun. 2020	6,709,344	417,494
6,121	20 Year U.S. Treasury Bonds	Jun. 2020	1,096,041,563	63,125,593
				71,127,568
Short Positions:
279	5 Year Euro-Bobl	Jun. 2020	41,605,347	59,914
500	5 Year U.S. Treasury Notes	Jun. 2020	62,679,690	(469,710)
1,389	10 Year Euro-Bund	Jun. 2020	264,272,917	(305,902)
1,494	10 Year U.S. Treasury Notes	Jun. 2020	207,199,125	(1,013,248)
3,882	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	861,318,750	(64,797,689)
A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
20	Euro Schatz Index	Jun. 2020	$ 2,474,687	$ 5,100
(66,521,535)
$ 4,606,033
Forward foreign currency exchange contract outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/20	BNP Paribas S.A.	EUR	176,813	$190,251,274	$195,018,668	$4,767,394	$—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	14,470	15,692,653	15,959,939	267,286	—
				$205,943,927	$210,978,607	5,034,680	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 04/02/20	The Toronto-Dominion Bank	EUR	191,284	$207,460,359	$210,978,608	$ —	$(3,518,249)
Expiring 05/05/20	BNP Paribas S.A.	EUR	176,813	190,569,538	195,283,351	—	(4,713,813)
				$398,029,897	$406,261,959	—	(8,232,062)
						$5,034,680	$(8,232,062)
Currency swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
20,495	3 Month LIBOR(Q)	EUR	18,000	0.641%(A)	Citibank, N.A.	12/10/28	$(1,172,958)	$—	$(1,172,958)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27